Long-term Debt - Lease obligation/payments table (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Debt Disclosure [Abstract]
2015	$ 7,943
2016	8,114
2017	8,528
2018	8,553
2019	18,147
Over 5 Years	74,882
Total	$ 126,167